Income tax and social contribution (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current income tax and social contribution taxes
Income tax for the year	R$ (248,792)	R$ (247,492)
Social contribution for the year	(67,190)	(85,452)
Tax incentive – SUDENE/SUDAM(i)	235,753	157,254
Current income tax	(80,229)	(175,690)
Deferred income tax and social contribution
Deferred income tax	(180,709)	95,583
Deferred social contribution	(85,673)	29,954
Total deferred	(266,382)	125,537
Total Deferred Income tax and social contribution	R$ (346,611)	R$ (50,153)	R$ (146,051)